UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY		Class A Ordinary Shares [Member] USD ($) shares	Class A Ordinary Shares [Member] CNY (¥) shares	Class B Ordinary Shares [Member] USD ($) shares	Class B Ordinary Shares [Member] CNY (¥) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	Retained Earnings Statutory Reserves [Member] USD ($)	[2]	Retained Earnings Statutory Reserves [Member] CNY (¥)	Retained Earnings Unrestricted [Member] USD ($)	Retained Earnings Unrestricted [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2024			¥ 18,699,133		¥ 14,378,600		¥ 1,083,976,271			¥ 8,152,694		¥ (33,570,391)		¥ (49,708,261)		¥ 17,587,961		¥ 1,059,516,007
Beginning balance, shares at Dec. 31, 2024 | shares	[1]	437,885	437,885	333,333	333,333
Shares issued - converted from convertible notes payable			¥ 452,348,823		¥ 50,076,812		710,878,735											1,213,304,370
Shares issued - converted from convertible notes payable, shares | shares	[1]	10,503,634	10,503,634	1,162,609	1,162,609
Net loss												26,470,591				5,265,527		31,736,118
Foreign currency translation														8,360,753				8,360,753
Ending balance, value at Jun. 30, 2025			¥ 471,047,956		¥ 64,455,412		1,794,855,006			8,152,694		(7,099,800)		(58,069,014)		22,853,488		2,296,195,742
Beginning balance, shares at Jun. 30, 2025 | shares	[1]	10,941,519	10,941,519	1,495,942	1,495,942
Beginning balance, value at Dec. 31, 2025			¥ 8		¥ 2		2,333,169,210			8,354,597		80,135,137		(99,859,762)		31,242,467		2,353,041,659
Beginning balance, shares at Dec. 31, 2025 | shares		10,941,519	10,941,519	1,495,942	1,495,942
Net loss												(234,857,915)				5,671,941		(229,185,974)
Foreign currency translation														46,166,620				46,166,620
Disposal/closure of subsidiary										(972,015)		972,015
Ending balance, value at Jun. 30, 2026			¥ 8		¥ 2		¥ 2,333,169,210			¥ 7,382,582		¥ (153,750,763)		¥ (146,026,382)		¥ 36,914,408		¥ 2,077,689,065
Beginning balance, shares at Jun. 30, 2026 | shares		10,941,519	10,941,519	1,495,942	1,495,942
Beginning balance, shares at Jun. 30, 2026 | shares		10,941,519	10,941,519	1,495,942	1,495,942
Stockholders Equity Including Portion Attributable To Noncontrolling Interests at Jun. 30, 2026 | $		$ 1				$ 342,564,009		$ 1,083,936			$ (22,574,221)		$ (21,440,101)		$ 5,419,902		$ 305,053,526

[1]	Number of shares as of June 30, 2025 and prior reporting dates has been retrospectively adjusted for the share consolidation, refer to Note 13.
[2]	The closure of SZ Weidong caused the movement on statutory reserves with the amount of RMB 972,015 in current period, refer to Note 3.